March 1, 2011

via EDGAR

Rebecca Marquigny
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 76
File Numbers 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange
Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the
Amendment”).

The Amendment is an annual update. The Registrant revised the principal investment strategies and principal risks for all series so that the disclosure in the principal investment strategy and principal risk section focuses on those strategies and risks that are principal and are consistent where appropriate. Shareholders of the LargeCap Value Account III approved the merger of that fund into the Equity Income Account; therefore, the LargeCap Value Account III is not included in the Amendment. The Registrant will update financial information, portfolio manager disclosure in the SAI, and other data in a filing pursuant to Rule 485(b).

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant